Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2014
Significant accounting policies [Abstract]
Basis of preparation
2.1.	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). The consolidated financial statements include the accounts of ASC and its subsidiaries. All subsidiaries are 100% directly or indirectly owned by ASC. All intercompany balances and transactions have been eliminated on consolidation.

Uses of estimates
2.2.	Uses of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and disclosures in the accompanying notes. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, the selection of inputs used in the valuation model for share based payment awards and provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable. Actual results could differ from those estimates.

Reporting currency
2.3.	Reporting currency

The consolidated financial statements are stated in U.S. Dollars. The functional currency of Ardmore is U.S. Dollars because Ardmore operates in international shipping markets which typically utilize the U.S. Dollar as the functional currency. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than U.S. Dollar are translated to reflect the year end exchange rates. Resulting gains and losses are included in the accompanying consolidated statement of operations.

Recent accounting pronouncements
2.4.	Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers, or ASU 2014-09, a standard that will supersede virtually all of the existing revenue recognition guidance in U.S. GAAP and is effective for the Company on January 1, 2017. Early adoption is not permitted. The standard establishes a five-step model that will apply to revenue earned from a contract with a customer. The standard’s requirements will also apply to the sale of some non-financial assets that are not part of the entity’s ordinary activities (e.g., sales of property or plant and equipment). Extensive disclosures will be required, including disaggregation of total revenue, information about performance obligations, changes in contract asset and liability account balances between periods and key judgments and estimates. Management is in the process of assessing the effect of this new standard.

In August 2014, the FASB issued new guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern for one year after the date that the financial statements are issued or available to be issued. An entity must provide certain disclosures if conditions or events raise substantial doubt about the entity’s ability to continue as a going concern. This guidance is effective for the Company on January 1, 2017, with early adoption permitted. The Company does not presently expect the adoption of this guidance to have an impact on its consolidated financial statements.

Cash and cash equivalents
2.5.	Cash and cash equivalents
Ardmore classifies investments with an original maturity date of three months or less as cash and cash equivalents.
Receivables, trade
2.6.	Receivables, trade

Trade receivables include amounts due from charterers for hire and other recoverable expenses due to Ardmore. At the balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate provision for doubtful accounts.

Working capital advances
2.7.	Working capital advances

Working capital advances relate to capital advanced directly to ship pools in which Ardmore’s vessels operate. Historic working capital advances included amounts advanced under time charter agreements allowed Ardmore to share in the profits and losses arising from the vessels employment in the spot market. The working capital amounts advanced under the time charter were advanced for the period of the time charter. All working capital amounts are classified as current assets where it is expected that the amounts advanced will be realized within one year.

Prepayments
2.8.	Prepayments
Prepayments consist of payments in advance for insurance or other ad hoc prepaid purchases.
Advances and deposits
2.9.	Advances and deposits

Advances and deposits primarily include amounts advanced to third-party technical managers for expenses incurred by them in operating the vessels, together with other necessary deposits paid during the course of business.

Other receivables
2.10.	Other receivables

Other receivables relates to certain assets held by vessel managers, insurance claims outstanding, and other receivables. At the balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate provision for doubtful accounts.

Inventories
2.11.	Inventories

Inventories consist of bunkers, lubricating oils and other consumables on board the Company’s vessels. Inventories are valued at the lower of cost or market value on a first-in first-out basis. Cost is based on the normal levels of cost and comprises the cost of purchase, being the suppliers’ invoice price with the addition of charges such as freight or duty where appropriate.

Vessels
2.12.	Vessels

Vessels are recorded at their cost less accumulated depreciation. Vessel cost comprises acquisition costs directly attributable to the vessel and the expenditures made to prepare the vessel for its initial voyage. Vessels are depreciated on a straight-line basis over their estimated useful economic life from the date of initial delivery from the shipyard. The useful life of Ardmore’s vessels is estimated at 25 years from the date of initial delivery from the shipyard. Depreciation is based on cost less estimated residual scrap value. Residual scrap value is estimated as the lightweight tonnage of each vessel multiplied by the estimated scrap value per ton. Ardmore capitalizes and depreciates the costs of significant replacements, renewals and upgrades to its vessels over the shorter of the vessel’s remaining useful life or the life of the renewal or upgrade. The amount capitalized is based on management’s judgment as to expenditures that extend a vessel’s useful life or increase the operational efficiency of a vessel. Costs that are not capitalized are recorded as a component of direct vessel operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred.

Impairment
2.13.	Impairment

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of future undiscounted net operating cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount. Net operating cash flows are determined by applying various assumptions regarding future revenues net of commissions, operating expenses, scheduled dry-dockings, expected offhire and scrap values, and taking into account historical revenue data and published forecasts on future world economic growth and inflation. An impairment charge is recognized if the carrying value is in excess of the estimated future undiscounted net operating cash flows. The impairment loss is measured based on the excess of the carrying amount over the fair market value of the asset.

Drydock expenditure
2.14.	Drydock expenditure

Vessels are typically drydocked every three to five years. Expenditures incurred in drydocking are deferred and amortized until the next scheduled drydocking. Ardmore only includes in deferred drydocking costs those direct costs that are incurred as part of the drydocking to meet regulatory requirements, expenditures that add economic life to the vessel, and expenditures that increase the vessels earnings capacity or improve the vessels operating efficiency. Expenses for routine maintenance and repairs are expensed as incurred.

Vessels under construction
2.15.	Vessels under construction

The carrying value of the vessels under construction represents the accumulated costs to the consolidated balance sheet date which Ardmore has paid by way of purchase instalments and other capital expenditures, together with capitalized interest and other pre-delivery costs. The amount of interest expense capitalized in an accounting period is determined by applying an interest rate (“the capitalization rate”) to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. If Ardmore’s borrowings are directly attributable to the vessels under construction, Ardmore uses the rate on that borrowing as the capitalization rate. If average accumulated expenditures for the asset exceed the amounts of specific borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of Ardmore. Ardmore does not capitalize amounts in excess of actual interest expense incurred in the period. No charge for depreciation is made until the vessel is available for use.

Other non-current assets
2.16.	Other non-current assets

Other assets relate to office equipment, fixtures and fittings. These are recorded at their cost less accumulated depreciation and are depreciated based on an estimated useful life of five years.

Deferred finance charges
2.17.	Deferred finance charges

Deferred financing charges include fees, commissions and legal expenses associated with securing loan facilities. These costs are amortized to interest expense and finance costs in the consolidated statement of operations using the effective interest method over the life of the related debt.

Payables, trade
2.18.	Payables, trade

Payables, trade include all accounts payable and accrued liabilities in relation to the operating and running of the vessels, along with amounts due for general and administrative expenses.

Other payables
2.19.	Other payables
Other payables primarily consist of commitment fee accruals for debt which is arranged and agreed but not drawn down, along with amounts due for other minor ad hoc payables.
Capital leases
2.20.	Capital leases

Ardmore leases certain of its vessels in operation. These lease transactions transfer substantially all risks and rewards incident to ownership from the lessor to Ardmore and are accounted for as capital leases. Vessels financed under capital leases are recorded in vessels and equipment, net in the consolidated balance sheet. The corresponding amounts due are recorded as a liability. Depreciation of vessels recorded under capital leases is included in depreciation expense. Interest costs are expensed to interest expense and finance costs in the consolidated statement of operations using the effective interest method over the life of the lease.

Ardmore may enter into transactions accounted for as sale and leasebacks, in which vessels are sold to a third party and then leased for use by Ardmore. Under certain circumstances, the necessary criteria to recognize a sale of these assets may not occur and the transaction is reflected as a financing arrangement, with the proceeds received from the transaction reflected as a borrowing or deposit liability. When the necessary criteria have been met to recognize a sale, gains or losses on the sale of the assets are generally deferred and amortized over the term of the transaction, except in certain limited instances when a portion of the gain or loss may be recognized upon inception (See Note 10).

Contingencies
2.21.	Contingencies

Claims, suits and complaints arise in the ordinary course of Ardmore’s business. Ardmore provides for contingent liabilities when (i) it is probable that a liability has been incurred at the date of the financial statements and (ii) the amount of the loss can be reasonably estimated. Disclosure in the notes to the financial statements is required for material contingent liabilities that do not meet both these conditions if there is a reasonable possibility that a liability may have been incurred at the balance sheet date. Any such matters that should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements, are discussed in Note 20 to the consolidated financial statements.

Distributions to shareholders
2.22.	Distributions to shareholders

Distributions to the shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the additional paid in capital account.

Equity issuance costs
2.23.	Equity issuance costs

Incremental costs incurred that are directly attributable to an actual offering of equity securities are deferred and deducted from the related proceeds of the offering, and the net amount is recorded as contributed shareholders’ equity in the period when such shares are issued. Other costs incurred that are not directly attributable, but are related, to an actual offering are expensed as incurred.

Share based compensation
2.24.	Share based compensation

Ardmore may grant share-based payment awards, such as restricted stock units or stock appreciation rights, as incentive-based compensation to certain employees. Ardmore measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. If the award contains a market condition, such conditions are included in the determination of the fair value of the stock unit. Once the fair value has been determined, the associated expense is recognized in the consolidated statement of operations over the requisite service period.

Treasury stock
2.25.	Treasury stock

When shares are acquired for a reason other than formal or constructive retirement, the shares are presented separately as a deduction from equity. If the shares are subsequently sold, any gain would be allocated as an increase in additional paid in capital and any loss as a reduction in retained earnings.

Financial instruments
2.26.	Financial instruments

The carrying values of cash and cash equivalents, trades receivables and trade payables reported in the consolidated balance sheet are reasonable estimates of their fair values due to their short-term nature. The fair values of long-term debt approximate the recorded values due to the variable interest rates payable.

Revenues and expenses
2.27.	Revenues and expenses

2.27.1.	Time charter revenues

If a time charter agreement exists, the rate is fixed or determinable, service is provided and collection of the related revenue is reasonably assured, Ardmore recognizes revenues over the term of the time charter. Ardmore does not recognize revenue during days the vessel is offhire. Where the time charter contains a profit or loss sharing arrangement, the profit or loss is recognized based on amounts earned or incurred as of the reporting date.

2.27.2.	Pool revenues

Revenues and voyage expenses of Ardmore’s vessels operating in commercial pooling arrangements are pooled with the revenues and voyage expenses of other pool participants. The resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula for the particular pool. The formulas used to allocate net pool revenues vary among different pools but generally allocates revenues to pool participants on the basis of the number of days a vessel operates in the pool with weighted adjustments made to reflect the vessels’ differing capacities and performance capabilities. Ardmore accounts for its vessels’ share of net pool revenue on the allocated time charter equivalent on a monthly basis. Net pool revenues due from the pool are included in receivables, trade.

2.27.3.	Voyage revenues

Revenues from voyage charters on the spot market are recognized ratably on a discharge-to-discharge basis i.e. from when cargo is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage, provided an agreed non-cancelable charter between Ardmore and the charterer is in existence, the charter rate is fixed or determinable and collectability is reasonably assured. Revenue under voyage charters will not be recognized until a charter has been agreed even if the vessel has discharged its previous cargo and is proceeding to an anticipated port of loading.

2.27.4.	Expenses

All voyage expenses are expensed as incurred. Under time charters or pool employment, expenses such as fuel, port charges, canal tolls and cargo handling operations are paid by the charterers. Under voyage charters, these expenses are borne by Ardmore and expensed as incurred.

All commissions and administration fees directly related to operating vessels are expensed as incurred which is over the term of the employment of the vessel.

Vessel operating expenses are costs that are directly attributable to the operation of the vessels such as crew costs, lubricating oils, insurance, repairs and maintenance. Vessel operating expenses are expensed as incurred.

2.27.5.	Charter hire costs

Charter hire costs relate to amounts paid for chartering in vessels. Charter hire costs are expensed to the statement of operations as incurred.

Income taxes
2.28.	Income taxes

Republic of Marshall Islands

Ardmore Shipping Corporation, Ardmore Shipping LLC and all vessel owning subsidiaries are incorporated in the Marshall Islands. Ardmore Shipping Corporation believes that neither it, nor its subsidiaries, are subject to taxation under the laws of the Republic of Marshall Islands and that distributions by its subsidiaries to Ardmore Shipping Corporation will not be subject to any taxes under the laws of the Republic of the Marshall Islands.

Bermuda

Ardmore Shipping (Bermuda) Limited is incorporated in Bermuda. Ardmore Shipping Corporation, Ardmore Shipping LLC and Ardmore Shipping (Bermuda) Limited are tax residents of Bermuda. Ardmore Shipping Corporation believes that neither it, nor its subsidiaries, are subject to taxation under the laws of Bermuda and that distributions by its subsidiaries to Ardmore Shipping Corporation will not be subject to any taxes under the laws of Bermuda.

Ireland

Ardmore Shipholding Limited and Ardmore Shipping Services (Ireland) Limited (formerly Ardmore Shipping Limited) are incorporated in Ireland. The consolidated financial statements reflect the fact that these Irish entities are separate taxable entities resident for tax purposes in Ireland. All income tax relates to continuing operations.

Eleven of Ardmore Shipping Corporations vessel operating subsidiaries had elected, for Irish corporation tax purposes, into the Irish Tonnage Tax regime whereby each such vessel operating subsidiary had its Irish corporation tax assessed on attributed notional tonnage tax profits which are calculated by reference to the size of the ship. The notional tonnage tax profits were then taxed at the standard Irish corporation tax rate of 12.5%. On June 16, 2014, Ardmore Shipholding Limited transferred and assigned the equity interests in the eleven vessel owning subsidiaries to Ardmore Shipping LLC, its immediate parent company incorporated in the Marshall Islands and tax resident in Bermuda. As part of the group restructuring, since June 16, 2014 these vessel owning subsidiaries are no longer Irish tax resident or subject to Irish tonnage tax.

Ardmore Shipholding Limited and Ardmore Shipping Services (Ireland) Limited’s non-tonnage tax trading profits are taxable at the standard Irish corporation tax rate which is currently 12.5% based on generally accepted accounting principles in Ireland. Other trading profits are taxed at 12.5%. Any non-trading or passive income is taxed at the higher Irish corporation tax rate which is currently 25%.

Deferred taxation

Deferred income tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statements and tax basis of existing assets and liabilities using enacted rates applicable to the periods in which the differences are expected to affect taxable income. Deferred income tax balances included on the consolidated balance sheet reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. Deferred income tax assets represent amounts available to reduce income taxes payable on taxable income in future years. The recoverability of these future tax deductions is evaluated by assessing the adequacy of future taxable income, including the reversal of temporary differences and forecasted operating earnings. If it is deemed more likely than not that the deferred tax assets will not be realized Ardmore provides for a valuation allowance. Income taxes have been provided for all items included in the consolidated statement of operations regardless of when such items were reported for tax purposes or when the taxes were actually paid or refunded. Deferred taxation in year ended December 31, 2014 amounted to $0

(2013: $0).

Uncertainties related to income taxes

The Financial Accounting Standards Board issued guidance clarifying the accounting for uncertainty in income taxes recognized in the financial statements. The guidance requires companies to determine whether it is more-likely-than-not that the tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not threshold it is measured to determine the amount of benefit to recognize in the financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. Uncertainties related to income taxes recognized in year ended December 31, 2014 amounted to $0 (2013: $0).